Annual Total Returns[BarChart] - Thrivent Aggressive Allocation Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.93%)	12.25%	27.05%	6.02%	(0.45%)	10.11%	21.51%	(6.46%)	25.34%	17.14%